Shareholders' Equity (Schedule of fair value assumptions) (Details)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Dividend yield	0.00%
Expected volatility, minimum	39.00%
Expected volatility, maximum	48.00%
Risk-free interest rate, minimum	2.00%
Risk-free interest rate, maximum	4.00%
Expected life (years)	4 years [1]
Vesting period (years)	1 year

[1]	Expected life for the periods presented was determined according to the simplified method since the Company does not have enough history to make an estimate.